Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
16.	SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were available to be issued (May 15, 2018), and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements other than those disclosed elsewhere in the consolidated financial statements.